INVESTMENTS IN ASSOCIATED COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
Investments In Associated Company
SCHEDULE OF INVESTMENTS IN ASSOCIATED COMPANIES
Entity	Country of Incorporation	Percentage Owned December 31, 2024	Percentage Owned December 31, 2023
Yahaloma Technologies Inc.	Canada	50%	50%